Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Patent costs incurred by WRAP		$ 6,880	$ 6,880
Hemp license and technology			1,000,000
CBD technology		482,000	482,000
Platform account contract		131,812
Hemp processing use		85,200
Other		3,548	3,548
Total	$ 1,074,943	759,440	1,542,428
Accumulated amortization	(372,070)	(236,431)	(202,521)
Intangible assets, net	702,873	523,009	1,339,907
Technology, IP and patents	989,743	674,240
Hemp processing registration	85,200	85,200
Total	1,074,943	759,440	1,542,428
Intangible assets, net	$ 702,873	523,009	1,339,907
Video Conferencing Software [Member]
Finite-Lived Intangible Assets [Line Items]
Software acquired		30,000	30,000
Enterprise And Audit Software [Member]
Finite-Lived Intangible Assets [Line Items]
Software acquired		$ 20,000	$ 20,000